6. PROMISSORY NOTE (Tables)	12 Months Ended
Dec. 31, 2012
Promissory Note Tables
Estimated contractual principal payments due on the promissory note

At December 31, 2012, estimated contractual principal payments due on the promissory note for the next five years are as follows:

December 31, 2013	127,354
December 31, 2014	130,557
December 31, 2015	133,842
December 31, 2016	137,209
December 31, 2017	140,660
Total	$669,622